MFS(R) INVESTMENT MANAGEMENT
                   500 BOYLSTON STREET, BOSTON, MA 02116
                                 (617) 954-5000




                                        August 3, 2009



VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Municipal Series Trust (the "Trust") (File Nos. 2-92915 and 811-4096) on Behalf of MFS(R) Alabama Municipal Bond Fund, MFS(R) Arkansas Municipal Bond Fund, MFS(R) California Municipal Bond Fund, MFS(R) Florida Municipal Bond Fund, MFS(R) Georgia Municipal Bond Fund, MFS(R) Maryland Municipal Bond Fund, MFS(R) Massachusetts Municipal Bond Fund, MFS(R) Mississippi Municipal Bond Fund, MFS(R) New York Municipal Bond Fund, MFS(R) North Carolina Municipal Bond Fund, MFS(R) Pennsylvania Municipal Bond Fund, MFS(R) South Carolina Municipal Bond Fund, MFS(R) Tennessee Municipal Bond Fund, MFS(R) Virginia Municipal Bond Fund, MFS(R) West Virginia Municipal Bond Fund and MFS(R) Municipal Income Fund

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 49 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on July 28, 2009.

         Please call the undersigned at (617) 954-5064 or Lisa Foley at (617) 954-6634 with any questions you may have.

                                        Very truly yours,



                                        TIMOTHY M. FAGAN
                                        Timothy M. Fagan
                                        Vice President & Senior Counsel

TMF/bjn